Principal Subsidiaries and Transactions with non-controlling interests	12 Months Ended
Jun. 30, 2018
Disclosure Of Principal Subsidiaries and Transactions with noncontrolling interests [Abstract]
Disclosure of interests in subsidiaries [Text Block]

31.
Principal Subsidiaries and Transactions with non-controlling interests

As of June 30, 2018, the Company’s principal subsidiaries consisted of the following entities:

		% of effective ownership	% of ownership interests directly held by
Name	Place of Incorporation	interest held by the Group	Subsidiary	Non-controlling interests

Subsidiary directly held by the Company
Agria Group Limited (formerly known as Aero-Biotech Group Limited)	British Virgin Islands (“BVI”)	100%	-	-

Subsidiaries indirectly held by the Company
China Victory International Holdings Limited (“China Victory”)	Hong Kong	100%	100.00%	-
Aero Biotech Science & Technology Co., Ltd. (“Agria China”)	People’s Republic of China (“PRC”)	100%	100.00%	-
Agria Holdings (Shenzhen) Co., Ltd. (“Agria Shenzhen”) (formerly known as Agria Brother Biotech (Shenzhen) Co., Ltd.)	PRC	100%	100.00%	-
Agria Biotech Overseas Limited (“Agria Overseas”)	Hong Kong	100%	100.00%	-
Agria Asia International Limited (“Agria International”)	Hong Kong	100%	100.00%	-
Hiltex Investment Limited (“Hiltex Investment”)	BVI	100%	100.00%
Golden Hero International Co., Ltd. (“Golden Hero”)	Hong Kong	100%	100.00%
Agria Asia Investments Ltd. (“Agria Asia Investments”) (formerly known as Southrich Limited)	BVI	92.76%	92.76%	7.24%
Agria (Singapore) Pte. Ltd (“Agria Singapore”)	Singapore	92.76%	100.00%	-
Agria Corporation (New Zealand) Ltd (“Agria New Zealand”)	New Zealand	92.76%	100.00%	-
Agria NZ Finance Limited	New Zealand	100.00%	100.00%	-
PGG Wrightson Limited (“PGW”)	New Zealand	46.58%	50.22%	49.78%
PGG Wrightson Seeds Holdings Limited	New Zealand	46.58%	100.00%	-
PGW Rural Capital Limited	New Zealand	46.58%	100.00%	-
PGG Wrightson Employee Benefits Plan Trustee Limited	New Zealand	46.58%	100.00%	-
PGG Wrightson Real Estate Limited	New Zealand	46.58%	100.00%	-
Agriculture New Zealand Limited	New Zealand	46.58%	100.00%	-
PGG Wrightson Trustee Limited	New Zealand	46.58%	100.00%	-
AgriServices South America Limited	New Zealand	46.58%	100.00%	-
PGW AgriServices Australia Pty Limited	Australia	46.58%	100.00%	-
PGG Wrightson Investments Limited	New Zealand	46.58%	100.00%	-
Bloch & Behrens Wool (NZ) Limited	New Zealand	46.58%	100.00%	-
NZ Agritrade Limited	New Zealand	46.58%	100.00%	-
Ag Property Holdings Limited	New Zealand	46.58%	100.00%	-
PGG Wrightson Seeds New Zealand Limited	New Zealand	46.58%	100.00%	-
PGG Wrightson Seeds South America Holdings Limited	New Zealand	46.58%	100.00%	-
PGG Wrightson Seeds Australia Holdings Pty Limited	Australia	46.58%	100.00%	-
PGG Wrightson Seeds Limited	New Zealand	46.58%	100.00%	-
PGG Wrightson Consortia Research Limited	New Zealand	46.58%	100.00%	-
Grasslands Innovation Limited	New Zealand	32.61%	70.00%	30.00%
Agricom Limited	New Zealand	46.58%	100.00%	-
Wrightson Seeds Limited	New Zealand	46.58%	100.00%	-
PGG Wrightson Employee Benefits Plan Limited	New Zealand	46.58%	100.00%	-
PGG Wrightson Seeds (Australia) Pty Limited	Australia	46.58%	100.00%	-
PGW AgriTech South America S.A.	Uruguay	46.58%	100.00%	-
Wrightson Pas S.A.	Uruguay	46.58%	100.00%	-
Juzay S.A.	Uruguay	46.58%	100.00%	-
Agrosan S.A.	Uruguay	46.58%	100.00%	-
PGW Wrightson Seeds Argentina S.A.	Argentina	46.58%	100.00%	-
PGW Sementes Ltda	Brazil	46.58%	100.00%	-
Hunker S.A.	Uruguay	46.58%	100.00%	-
Lanelle S.A.	Uruguay	46.58%	100.00%	-
Afinlux S.A.	Uruguay	23.76%	51.00%	49.00%
Kroslyn S.A. Limited	Uruguay	46.58%	100.00%	-
Escritorio Romualdo Rodriguez Ltda	Uruguay	23.76%	51.00%	49.00%

As of June 30, 2018, the Company consolidates the following structured entities and their subsidiaries:

Name	Place of Incorporation	% of ownership interest indirectly held by Subsidiary		% of effective ownership interest held by the Company

Shenzhen Zhongguan Agriculture Group Co., Ltd. (“Zhongguan”) (formerly known as Shenzhen Guanli Agricultural Technology Co., Ltd.)	PRC	100%	(note)	100%
Agria NKY Seeds Co., Ltd. (“NKY”) (formerly known as Beijing NKY Seeding Development Co., Ltd.)	PRC	100%	(note)	100%
Shenzhen NKY Seeds Co., Ltd. (“Shenzhen NKY”) (formerly known as Shenzhen Agria Agricultural Co., Ltd.)	PRC	100%	(note)	100%
Shenzhen Zhongguan Forage Co., Ltd. (“Zhongguan Forage”) (formerly known as Shenzhen Zhongyuan Agriculture Co., Ltd.)	PRC	100%	(note)	100%
Tianjin Beiao Seeds Technology Development Co., Ltd. (“Beiao”)	PRC	100%	(note)	100%
Wuwei NKY Seeds Co., Ltd.	PRC	100%	(note)	100%
Shanxi Jufeng Seeds Co., Ltd.	PRC	100%	(note)	100%
Zhuhai NKY Seeds Co., Ltd. (“Zhuhai NKY”)	PRC	100%	(note)	100%
Zhuhai Jintain Agriculture Development Co., Ltd	PRC	100%	(note)	100%

Note:
The Company does not have legal ownership in equity of these subsidiaries. Nevertheless, under certain contractual agreements entered into with the registered owners of these subsidiaries, the Company and its other legally owned subsidiaries control these companies by way of controlling the voting rights, governing the financial and operating policies of their controlling authorities, and casting the majority of votes at meetings of such authorities. In addition, such contractual agreements also transfer the risks and rewards of these companies to the Company and/or its other legally owned subsidiaries. As a result, they are presented as consolidated structured entities of the Company.

The Company has not provided any financial or other support that it was not previously contractually required to provide during the periods presented to consolidated structured entities.

Material Non-controlling Interests

Set out below is summarized financial information for a subsidiary that has non-controlling interests that is material to the Group. The amounts disclosed are before inter-company eliminations.

	PGW
	As of June 30,
	2018	2017
	(US$’000)	(US$’000)
Summarized financial position
Current assets	399,679	393,784
Current liabilities	(211,828)	(206,199)
Current net assets	187,851	187,585
Non-current assets	109,945	120,946
Non-current liabilities	(109,648)	(96,301)
Non-current net assets	297	24,645
Net assets	188,148	212,230

	PGW
	For the year ended June, 30
	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Summarized statement of profit or loss
Revenue	849,745	808,180	792,322
Profit for the year	7,010	31,493	29,410
Other comprehensive income	5,833	(1,188)	(6,575)
Total comprehensive income	12,843	30,305	22,835
Dividends paid to non-controlling interests	10,761	10,713	9,837

Summarized cash flows
Cash flows provided by operating activities	4,044	14,599	23,606
Cash flows from / (used) in investing activities	(14,847)	4,916	(8,817)
Cash flows used in financing activities	11,827	(18,202)	(14,596)
Effect of exchange rate changes	(519)	210	230
Net increase / (decrease) in cash and cash equivalents	505	1,523	423